LAND USE RIGHTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Balance at begining	$ 57,845,574	$ 18,776,139	$ 60,045,896
Exchange adjustment	257,137	716,307
Balance at ending	58,630,950	57,845,574	60,045,896
Enping City, Guangdong Province, PRC [Member]
Acquisition during period		12,365,293
Leasehold Expiration Period		2037
Linli County, Hunan Province, PRC [Member]
Acquisition during period		35,405,750
Leasehold Expiration Period		2051, 2054 and 2071
Huebi Province, PRC [Member] | Acquired in 2007 [Member]
Less:disposal upon sale of a subsidiary,ZX		(6,194,505)
Leasehold Acquisition Period		2007
Huebi Province, PRC [Member] | Acquired in 2010 [Member]
Less:disposal upon sale of a subsidiary,ZX		(3,223,411)
Leasehold Acquisition Period		2010
Xining city, Qinghai Province, PRC [Member]
Acquisition during period	$ 528,240
Leasehold Expiration Period	2051